Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net income	$ 5,921,219	$ 4,018,126	$ 4,369,307
Depreciation and amortization	1,782,859	1,981,965	2,078,087
Amortization of premiums (accretion of discounts) on securities, net	849,024	492,598	242,344
Net change in fair value of trading securities	(198,632)	(103,280)	(1,725,032)
Provision for loan losses	1,050,000	1,650,000	760,000
Provision for deferred income taxes	453,435	(1,494,208)	349,184
Gain on sale of premises and equipment		(62,870)
Gain on sale of securities, net	(425,730)	(1,522,260)	(787,842)
Loss on impairment of securities	(367,424)	(2,423,111)	(2,294,841)
ESOP share earned	343,042	302,739
Stock compensation earned		185,598	258,830
Loss on sale of foreclosed assets	135,668	122,986	61,762
Gain on sale of loans	(487,628)	(651,656)	(343,622)
Income tax payable	(300,044)	647,448	41,663
Accrued interest receivable	228,202	14,224	190,097
Other assets	(1,493,384)	1,114,080	(3,876,969)
Other liabilities	1,770,247	(314,180)	4,896,373
Earnings on bank owned life insurance, net	(646,675)	(601,684)	(692,217)
Origination of loans held for sale	(25,296,779)	(36,846,898)	(55,882,280)
Proceeds from sales of loans	25,953,172	37,328,797	56,279,208
Proceeds from sale of trading securities	845,000
Net cash provided by operating activities	10,850,420	8,684,636	8,513,734
Purchase of securities available for sale	(86,022,264)	(244,076,005)	(54,791,609)
Proceeds from sale of securities available for sale	52,262,277	45,899,020	31,953,561
Maturities and calls of securities available for sale	54,875,009	60,670,003	20,813,063
Principal collected on securities available for sale	15,817,814	19,552,701	22,614,146
Purchase of securities held to maturity	(35,024,792)		(50,040,459)
Maturities and calls of securities held to maturity	6,998,432	19,060,975	1,000,000
Principal collected on securities held to maturity	4,778,473	4,318,540	1,300,916
Purchase of FHLB stock	(538,400)	(476,600)	(600,200)
Redemption of FHLB stock	545,600	1,032,500	1,119,400
Net (increase) decrease in loans	(3,934,486)	10,065,786	5,404,815
Purchase of bank premises and equipment	(2,869,266)	(1,274,858)	(1,092,767)
Proceeds from sale of bank premises and equipment		1,139,639
Proceeds from the sale of foreclosed assets	412,621	540,549	373,120
Purchase of employee benefits company	(95,388)	(117,520)	(135,417)
Purchase of insurance agency	(361,718)		(84,245)
Net cash provided by (used in) investing activities	6,843,912	(83,665,270)	(22,165,676)
Net increase in demand deposit, savings, money market, interest-bearing checking and mortgagor's escrow accounts	10,327,053	67,507,687	62,587,639
Net (decrease) increase in time deposits	(11,866,277)	(4,708,280)	1,078,671
Proceeds from borrowings		110,000	2,975,000
Repayment of borrowings	(1,000,000)	(19,110,000)	(24,800,000)
Cash dividends	(3,365,128)	(2,108,687)	(1,673,714)
Increase in noncontrolling interest		500
Redemption of noncontrolling interest	(2,500,500)		(1,000)
Dividends on preferred stock of subsidiary held by noncontrolling interest	(191,938)	(257,438)	(255,950)
Repurchase of common shares	(2,267,285)
Exercise of stock options (using treasury stock)		170,035	364,211
Purchase of treasury stock		(155,877)	(379,976)
Net proceeds of stock offering and conversion		27,737,108
Net cash (used in) provided by financing activities	(10,864,075)	69,185,048	39,894,881
Increase in cash and cash equivalents	6,830,257	(5,795,586)	26,242,939
Cash and cash equivalents at beginning of period	33,741,416	39,537,002	13,294,063
Cash and cash equivalents at end of period	40,571,673	33,741,416	39,537,002
Interest on deposits and obligations	4,041,821	5,745,286	7,753,508
Income taxes	1,715,025	1,810,015	875,285
Non-cash investing activities:
Transfer of loans to foreclosed	538,609	862,751	434,882
Dividends declared and unpaid	829,868	859,774
Notes payable issued in connection with acquisition	$ 361,718